Investment Securities Schedule of AFS and HTM Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	$ 1,862,965	$ 1,930,109	$ 2,010,309
AFS, Gross Unrealized Gains	19,123	17,746	46,135
AFS, Gross Unrealized Losses	31,562	43,933	14,839
Available-for-sale Securities, Fair Value Disclosure	1,850,526	1,903,922	2,041,605
AFS, Carrying Amount	1,850,526	1,903,922	2,041,605
HTM, Amortized Cost	190,615	189,518	32,928
HTM, Gross Unrealized Gains	7,838	7,493	1,205
HTM, Gross Unrealized Losses	2,071	2,661	2,309
HTM, Fair Value	196,382	194,350	31,824
HTM, Carrying Amount	190,615	189,518	32,928
AFS and HTM, Amortized Cost		2,119,627	2,043,237
AFS and HTM, Gross Unrealized Gains		25,239	47,340
AFS and HTM, Gross Unrealized Losses		46,594	17,148
AFS and HTM, Fair Value		2,098,272	2,073,429
AFS and HTM, Carrying Amount		2,093,440	2,074,533
Residential CMO securities - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	70	96	139
AFS, Gross Unrealized Gains	7	8	9
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	77	104	148
AFS, Carrying Amount	77	104	148
HTM, Amortized Cost	146,163	159,882	6,800
HTM, Gross Unrealized Gains	5,840	6,029	290
HTM, Gross Unrealized Losses	0	78	0
HTM, Fair Value	152,003	165,833	7,090
HTM, Carrying Amount	146,163	159,882	6,800
Residential MBS - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	266	317	505
AFS, Gross Unrealized Gains	15	21	35
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	281	338	540
AFS, Carrying Amount	281	338	540
HTM, Amortized Cost	34,176	19,132	20,959
HTM, Gross Unrealized Gains	1,998	1,464	915
HTM, Gross Unrealized Losses	0	0	0
HTM, Fair Value	36,174	20,596	21,874
HTM, Carrying Amount	34,176	19,132	20,959
Corporate securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
HTM, Amortized Cost	10,276	10,504	5,169
HTM, Gross Unrealized Gains	0	0	0
HTM, Gross Unrealized Losses	2,071	2,583	2,309
HTM, Fair Value	8,205	7,921	2,860
HTM, Carrying Amount	10,276	10,504	5,169
Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	1,851,998	1,919,046	1,998,977
AFS, Gross Unrealized Gains	18,957	17,609	46,042
AFS, Gross Unrealized Losses	28,624	40,837	12,356
Available-for-sale Securities, Fair Value Disclosure	1,842,331	1,895,818	2,032,663
AFS, Carrying Amount	1,842,331	1,895,818	2,032,663
Asset-backed securities (ABS)
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	10,554	10,573	10,611
AFS, Gross Unrealized Gains	0	0	0
AFS, Gross Unrealized Losses	2,938	3,096	2,483
Available-for-sale Securities, Fair Value Disclosure	7,616	7,477	8,128
AFS, Carrying Amount	7,616	7,477	8,128
Equity Securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	77	77	77
AFS, Gross Unrealized Gains	144	108	49
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	221	185	126
AFS, Carrying Amount	$ 221	$ 185	$ 126